Note 10 - Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
10	Intangible assets, net

Year ended December 31, 2018	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total

Cost
Values at the beginning of the year	560,692	465,963	2,090,073	2,058,859	5,175,587
Translation differences	(6,153)	(183)	(4,137)	-	(10,473)
Additions	31,632	273	-	-	31,905
Transfers / Reclassifications	(5,493)	-	-	-	(5,493)
Disposals	(56)	(1,482)	-	-	(1,538)
Values at the end of the year	580,622	464,571	2,085,936	2,058,859	5,189,988

Amortization
Accumulated at the beginning of the year	478,946	372,746	797,592	1,865,444	3,514,728
Translation differences	(5,551)	-	-	-	(5,551)
Amortization charge	40,635	720	-	173,537	214,892
Disposals	(46)	-	-	-	(46)
Accumulated at the end of the year	513,984	373,466	797,592	2,038,981	3,724,023
At December 31, 2018	66,638	91,105	1,288,344	19,878	1,465,965

Year ended December 31, 2017	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total

Cost
Values at the beginning of the year	554,330	461,619	2,090,257	2,058,946	5,165,152
Translation differences	6,265	483	(184)	(87)	6,477
Additions	28,335	5,105	-	-	33,440
Transfers / Reclassifications	(28,371)	(92)	-	-	(28,463)
Increase due to business combinations (**)	133	-	-	-	133
Disposals	-	(1,152)	-	-	(1,152)
Values at the end of the year	560,692	465,963	2,090,073	2,058,859	5,175,587

Amortization
Accumulated at the beginning of the year	408,373	362,292	797,592	1,734,068	3,302,325
Translation differences	5,232	-	-	-	5,232
Amortization charge	65,249	10,546	-	131,376	207,171
Transfers / Reclassifications	92	(92)	-	-	-
Accumulated at the end of the year	478,946	372,746	797,592	1,865,444	3,514,728
At December 31, 2017	81,746	93,217	1,292,481	193,415	1,660,859

(*) Includes Proprietary Technology.

(**) Related to Garrett LLC acquisition.

The geographical allocation of goodwill for the year ended
December 31, 2018
was
$1,168.5
million for North America,
$117.1
million for South America,
$1.9
million for Europe and
$0.7
million for Middle East & Africa.

The carrying amount of goodwill allocated by CGU, as of
December 31, 2018,
was as follows:

(All amounts in million US dollar)
As of December 31, 2018	Tubes Segment			Other Segment
CGU	Maverick Acquisition	Hydril Acquisition	Other	Maverick Acquisition	Total
OCTG (USA)	225	-	-	-	225
Tamsa (Hydril and other)	-	346	19	-	365
Siderca (Hydril and other)	-	265	93	-	358
Hydril	-	309	-	-	309
Coiled Tubing	-	-	-	4	4
Confab	-	-	24	-	24
Other	-	-	3	-	3
Total	225	920	139	4	1,288